Investment Objectives and Goals - First Trust Bloomberg Nuclear Power ETF	Jul. 14, 2025
Prospectus [Line Items]
Risk/Return [Heading]	First Trust Bloomberg Nuclear Power ETF (RCTR)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The First Trust Bloomberg Nuclear Power ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the Bloomberg Nuclear Power Index (the “Index”).